Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in Assets under management
Assets under management at beginning of period	SFr 1,214.1	SFr 1,368.7
Net new assets/(net asset outflows)	26.8	46.9
Market movements, interest, dividends and foreign exchange	34.8	(26.9)
of which market movements, interest and dividends	16.4	9.8
of which foreign exchange	18.4	(36.7)
Other effects	(24.6)	(174.6)
Assets under management at end of period	1,251.1	1,214.1
Impact of the updated AuM Policy		46.4
Bank
Changes in Assets under management
Assets under management at beginning of period	1,196.9	1,351.1
Net new assets/(net asset outflows)	26.5	46.4
Market movements, interest, dividends and foreign exchange	35.1	(26.6)
of which market movements, interest and dividends	16.7	10.0
of which foreign exchange	18.4	(36.6)
Other effects	(24.6)	(174.0)
Assets under management at end of period	SFr 1,233.9	1,196.9
Impact of the updated AuM Policy		SFr 45.9